Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)
Balance at beginning of period at Dec. 31, 2009	$ 9,503.8		$ 470.1	$ 10,256.7	$ (1,223.0)
Balance at beginning of period (in shares) at Dec. 31, 2009		430,800,000
Comprehensive income:
Total comprehensive income	1,827.2
Other comprehensive (loss) income	60.4				60.4
Net income	1,766.8			1,766.8
Common shares issued for benefit plans, including tax benefits	181.9		181.9
Common shares issued for benefit plans, including tax benefits (in shares)		6,000,000
Repurchases of common shares	(1,606.0)		(0.5)	(1,605.5)
Repurchases of common shares (in shares)	(52,400,000)	(52,400,000)
Dividends declared	(16.1)			(16.1)
Balance at end of period at Dec. 31, 2010	9,890.8		651.5	10,401.9	(1,162.6)
Balance at end of period (in shares) at Dec. 31, 2010		384,400,000
Comprehensive income:
Total comprehensive income	1,959.1
Other comprehensive (loss) income	(26.6)		0	0	(26.6)
Net income	1,985.7			1,985.7
Common shares issued for benefit plans, including tax benefits	311.7		311.7
Common shares issued for benefit plans, including tax benefits (in shares)		10,400,000
Repurchases of common shares	(1,813.0)		(0.4)	(1,812.6)
Repurchases of common shares (in shares)	(45,100,000)	(45,100,000)
Dividends declared	(228.4)			(228.4)
Balance at end of period at Dec. 31, 2011	10,120.2		962.8	10,346.6	(1,189.2)
Balance at end of period (in shares) at Dec. 31, 2011	349,700,000	349,700,000
Comprehensive income:
Total comprehensive income	1,813.7
Other comprehensive (loss) income	155.8		0	0	155.8
Net income	1,657.9			1,657.9
Common shares issued for benefit plans, including tax benefits	132.8		132.8
Common shares issued for benefit plans, including tax benefits (in shares)		10,200,000
Repurchases of common shares	(1,417.5)		(0.3)	(1,417.2)
Repurchases of common shares (in shares)	(32,300,000)	(32,300,000)
Dividends declared	(243.4)			(243.4)
Balance at end of period at Dec. 31, 2012	$ 10,405.8		$ 1,095.3	$ 10,343.9	$ (1,033.4)
Balance at end of period (in shares) at Dec. 31, 2012	327,600,000	327,600,000